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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMG@Ventures II, LLC
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Managing Member
(978) 684-3600

Signature, Place and Date of Signing:

/S/ ANDREW J. HAJDUCKY, III
-----------------------------
Andover, Massachusetts
May 12, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


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                              Form 13F SUMMARY PAGE

                     REPORTING MANAGER: CMG@VENTURES II, LLC

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   9
                                        ----

Form 13F Information Table Value Total: $ 996,917  (thousands)
                                         ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                    FORM 13F INFORMATION TABLE
                              REPORTING MANAGER: CMG@Ventures II, LLC

                                                       ITEM 4:    ITEM 5:
                                                        FAIR      SHARES                                         ITEM 8:
                                 ITEM 2:   ITEM 3:     MARKET       OR            ITEM 6:                    VOTING AUTHORITY
         ITEM 1:                TITLE OF    CUSIP      VALUE     PRINCIPAL   SH/  INVESTMENT   ITEM 7:    (A)        (B)      (C)
      NAME OF ISSUER             CLASS     NUMBER      (000)       AMOUNT    PRN  DISCRETION  MANAGERS    SOLE      SHARED    NONE
      --------------            -------    -------     -------   ---------   ---  ----------  --------  ---------  --------  -----
Amazon.com, Inc.................  COM      023135106   16,751      220,046    SH     SOLE               220,046

Chemdex Corporation.............  COM      163595101  301,382    2,715,157    SH     SOLE              2,715,157

Critical Path, Inc..............  COM      22674V100  155,224    1,644,754    SH     SOLE              1,644,754

Hollywood Entertainment
  Corporation...................  COM      436141105   35,231    2,429,729    SH     SOLE              2,429,729

Mothernature.com, Inc...........  COM      61978K105    9,043    1,236,674    SH     SOLE              1,236,674

PTEK Holdings, Inc..............  COM      69366M104      115       16,438    SH     SOLE                 16,438

Silknet Software, Inc...........  COM      827094103  457,725    2,761,536    SH     SOLE              2,761,536

Tickets.com, Inc................  COM      88633M101   11,406      796,956    SH     SOLE                796,956

Yahoo! Inc......................  COM      984332106   10,040       46,408    SH     SOLE                 46,408


(all share amounts have been adjusted to reflect all stock splits that have occurred prior to the date of the filing of this Form 13-F)